Rule 497(e)
                                      Registration Nos. 333-143964 and 811-21944


CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 June 28, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


       Re:            First Trust Exchange-Traded Fund II
                 (Registration Nos. 333-143964 and 811-21944)
              ---------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(e) on June 19, 2017. The Registration Statement relates to First Trust Global Wind Energy ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                 Very truly yours,

                                 CHAPMAN AND CUTLER LLP


                                 By: /s/ Morrison C. Warren
                                     -------------------------------------
                                         Morrison C. Warren

Enclosures